ACQUISITION (JanPak, Inc. [Member])	9 Months Ended
Sep. 27, 2013
JanPak, Inc. [Member]
Business Acquisition [Line Items]
Business Combination Disclosure [Text Block]
ACQUISITION

On December 11, 2012, Interline New Jersey acquired all of the outstanding stock of JanPak, Inc. ("JanPak") for $82.5 million in cash, subject to working capital and other closing adjustments. JanPak, which is headquartered in Davidson, North Carolina, is a large regional distributor of janitorial and sanitation supplies and packaging products, primarily serving property management and building service contractors as well as manufacturing, health care and educational facilities through 16 distribution centers across the Southeast and South Central United States. This acquisition represents an expansion of the Company's offering of JanSan products in the Southeastern, Mid-Atlantic, and South Central United States.

In accordance with the purchase method of accounting, the acquired net assets were recorded at preliminary fair value at the date of acquisition. As the estimates and assumptions used to determine the preliminary fair values involve a complex series of judgments about future events and uncertainties, these values are not yet finalized, but will be no later than one year from the date of the transaction.

The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed in the JanPak acquisition at the date of acquisition (in thousands):

Accounts receivable	$24,765
Inventories	20,460
Other current assets	4,462
Property and equipment	4,822
Goodwill	18,179
Intangible assets	32,600
Other assets	37
Total assets acquired	105,325
Current liabilities	9,456
Other liabilities	13,369
Total liabilities assumed	22,825
Net assets acquired	$82,500

In accordance with purchase accounting guidance, changes to the purchase price allocation are adjusted retrospectively to the consolidated financial results. The values above include measurement period adjustments recorded in the nine months ended September 27, 2013 to primarily revise the fair value of the acquired inventories and other receivables. The December 28, 2012 balances included in the consolidated balance sheets have been revised to include the effect of the measurement period adjustments.